Employee Share Schemes - Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge (Detail) - Share Options and Savings-Related Options [member] - £ / shares
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of share options and savings related options [line items]
Risk-free interest rate	3.37%	0.74%	(0.07%)
Dividend yield	3.30%	3.80%	6.20%
Volatility	36.00%	27.00%	27.00%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20% discount)	£ 11.39	£ 12.07	£ 10.34